Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2019 and 2018:

(in thousands)	Note	2019	2018
Prepaid expenses		$45,409	$48,250
Other receivables		37,025	11,127
Value added tax		20,347	24,416
Cash collateral	(14)	2,683	25,368
Total prepaid expenses and other current assets		$105,464	$109,161